Commitments and Contingencies - Unconditional Purchase Obligations, Warranties and Guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unconditional Purchase Obligations
Due in 2018	$ 271
Due in 2019	211
Due in 2020	150
Due in 2021	99
Due in 2022	56
Due after 2022	13
Total unconditional purchase obligation commitment	800
Warranties/Guarantees:
Accrued product warranty liabilities	$ 50	$ 47